SHARE-BASED COMPENSATION SHARE-BASED COMPENSATION (Stock options issued and outstanding and exercisable) (Details)	12 Months Ended
	Jan. 03, 2021 shares $ / shares	Dec. 29, 2019 shares	Dec. 30, 2018 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options exercisable, number (in shares)		822,394
CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	1,463,000	1,550,000	1,993,000
Options exercisable, number (in shares)	1,304,338
CAD | Exercise Price Range One [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 30.46
Options issued and outstanding, number (in shares)	126,000
Weighted average remaining contractual life of outstanding share options	1 year
Options exercisable, number (in shares)	126,000
CAD | Exercise Price Range Two [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 33.01
Options issued and outstanding, number (in shares)	543,000
Weighted average remaining contractual life of outstanding share options	3 years
Options exercisable, number (in shares)	384,000
CAD | Exercise Price Range Three [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 38.01
Options issued and outstanding, number (in shares)	511,000
Weighted average remaining contractual life of outstanding share options	2 years
Options exercisable, number (in shares)	511,000
CAD | Exercise Price Range Four [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 42.27
Options issued and outstanding, number (in shares)	283,000
Weighted average remaining contractual life of outstanding share options	5 years
Options exercisable, number (in shares)	283,000
CAD | CAD Total
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	1,463,000
Options exercisable, number (in shares)	1,304,000
CAD | US Total
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	3,519,000
Options exercisable, number (in shares)	1,638,000
USD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	2,056,000	669,000	669,000
Options exercisable, number (in shares)	334,448	167,224
USD | Exercise Price Range One [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 20.77
Options issued and outstanding, number (in shares)	537,000
Weighted average remaining contractual life of outstanding share options	7 years
Options exercisable, number (in shares)	0
USD | Exercise Price Range Two [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 29.01
Options issued and outstanding, number (in shares)	669,000
Weighted average remaining contractual life of outstanding share options	4 years
Options exercisable, number (in shares)	334,000
USD | Exercise Price Range Three [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 30.00
Options issued and outstanding, number (in shares)	850,000
Weighted average remaining contractual life of outstanding share options	7 years
Options exercisable, number (in shares)	0